Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Reasonably possible change in risk variable, impact on interest expense	$ 1.9
Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 187.5	$ 227.5